Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (114,331)	$ (23,364)	$ (88,424)
Adjustments to reconcile net loss to net cash used for operating activities:
Depreciation and amortization	4,146	3,961	3,779
Amortization of debt issuance costs and debt discount	65	3,142	7,909
Scilex Pharma Notes principal increase	0	0	28,000
Payment on the Scilex Pharma Notes attributed to accreted interest related to the debt discount	0	(21,190)	(12,487)
(Gain) loss on debt extinguishment, net	0	(28,634)	12,463
Non-cash operating lease cost	507	492	372
Stock-based compensation	14,596	5,280	5,822
Issuance of shares under Settlement Agreement	750	0	0
Loss (gain) on derivative liability	512	(8,310)	300
Forfeitures of private warrants	0	1,697	0
Change in fair value of debt and liability instruments	7,189	0	0
Other	57	0	0
Changes in operating assets and liabilities:
Accounts receivables, net	(13,361)	(6,968)	(1,142)
Inventory	(2,838)	1,184	(1,417)
Prepaid expenses and other	(441)	(2,629)	1,479
Other long-term assets	855	350	0
Accounts payable	19,880	2,806	(3,836)
Accrued Payroll	1,327	(2,379)	(21)
Accrued expenses	2,310	(123)	664
Accrued rebates and fees	58,765	23,531	(255)
Other liabilities	(711)	(392)	(80)
Related party payable	0	30,125	18,210
Other long-term liabilities	16	163	0
Net cash used for operating activities	(20,707)	(21,258)	(28,664)
Investing activities
Acquisition consideration paid in cash for Romeg intangible asset acquisition	(300)	(2,060)	0
Purchase of property and equipment	(30)	(7)	0
Net cash used for investing activities	(330)	(2,067)	0
Financing activities
Proceeds from issuance of shares under Standby Equity Purchase Agreements	35,458	0	0
Proceeds from issuance of Convertible Debentures	24,000	0	0
Repayment of Convertible Debentures	(15,625)	0	0
Proceeds from issuance of Revolving Facility	86,354	0	0
Repayment of Revolving Facility	(69,001)	0	0
Repayment of Oramed Note	(5,000)	0	0
Transaction costs paid related to the Business Combination	(1,372)	(2,949)	0
Payments of debt issuance costs	(380)	0	0
Disbursement of funds to Sorrento	(20,000)	0	0
Cash consideration paid in connection with share repurchase	(10,000)	0	0
Transaction costs paid in connection with share repurchase	(1,987)	0	0
Proceeds from the Business Combination	0	3,375	0
Proceeds from stock options and warrants exercised	1,135	96	0
Proceeds from related party payable	0	51,900	47,850
Proceeds from related party note payable	0	62,500	14,700
Proceeds from other loans	0	9,857	47,832
Repayment of principal on the Scilex Pharma Notes	0	(84,808)	(33,387)
Repayment on other loans	0	(18,800)	(48,832)
Net cash proceeds from financing activities	23,582	21,171	28,163
Net change in cash, cash equivalents and restricted cash	2,545	(2,154)	(501)
Cash, cash equivalents and restricted cash at beginning of period	2,184	4,338	4,839
Cash, cash equivalents and restricted cash at end of period	4,729	2,184	4,338
Supplemental disclosure:
Cash paid for interest	1,426	0	0
Non-cash investing and financing activities
Issuance of shares to B. Riley pursuant to B. Riley Purchase Agreement	1,869	0	0
Conversion of Convertible Debentures into common stock	7,735	0	0
Right-of-use assets obtained in exchange for operating lease liabilities with lease modification	2,523	0	0
Oramed Note issuance at fair value	106,252	0	0
Other non-cash consideration in connection with share repurchase	26,154	0	0
Excise tax in connection with share repurchase included in accrued expenses	1,310	0	0
Related party debt converted to equity pursuant to Debt Exchange Agreement	0	289,733	0
Deferred consideration for Romeg intangible asset acquisition	0	3,650	0
Promissory Note issued to Sorrento in exchange for the SP-104 license	0	4,162	0
Fair value adjustment to derivative liability in troubled debt restructuring	0	30,400	0
Scilex Pharma Notes principal increase	0	0	28,000
Transaction costs obligation assumed by Sorrento	$ 0	$ 5,148	$ 0